Shareholder Report, Line Graph (Details) 190472_GuidePath Tactical Allocation Fund_Service Shares_TSR Annual {Service Shares} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name											GuidePath Tactical Allocation Fund Service Shares
Accumulated Value	$ 20,601	$ 19,697	$ 15,696	$ 16,168	$ 14,651	$ 12,217	$ 12,838	$ 12,234	$ 11,005	$ 10,000	$ 22,113
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	31,913	29,480	22,698	24,599	21,271	13,605	14,625	13,357	11,717	10,000	$ 37,594
FTSE 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE 3-Month Treasury Bill Index
Accumulated Value	12,064	11,466	10,872	10,595	10,589	10,567	10,356	10,140	10,034	10,000	$ 12,573
S&P 500 Daily Risk Control 10% Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Daily Risk Control 10% Index
Accumulated Value	$ 23,705	$ 22,527	$ 18,272	$ 18,609	$ 17,003	$ 14,660	$ 14,394	$ 13,907	$ 11,440	$ 10,000	$ 25,158